Shareholder Fees	0 Months Ended
Nov. 01, 2012
(Municipal Income Funds - Administrator) | (California Limited-Term Tax-Free Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Administrator) | (California Tax-Free Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Administrator) | (Colorado Tax-Free Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Administrator) | (Intermediate Tax/AMT-Free Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Administrator) | (Minnesota Tax-Free Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Administrator) | (Municipal Bond Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Administrator) | (Short-Term Municipal Bond Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Administrator) | (Strategic Municipal Bond Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Administrator) | (Ultra Short-Term Municipal Income Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Institutional) | (Intermediate Tax/AMT-Free Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Institutional) | (Municipal Bond Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Institutional) | (North Carolina Tax-Free Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Institutional) | (Pennsylvania Tax-Free Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Institutional) | (Short-Term Municipal Bond Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Institutional) | (Ultra Short-Term Municipal Income Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Investor) | (Intermediate Tax/AMT-Free Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Investor) | (Municipal Bond Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Investor) | (Short-Term Municipal Bond Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Investor) | (Ultra Short-Term Municipal Income Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Investor) | (Wisconsin Tax-Free Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Retail) | (California Limited-Term Tax-Free Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(Municipal Income Funds - Retail) | (California Limited-Term Tax-Free Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Municipal Income Funds - Retail) | (California Tax-Free Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[2]
(Municipal Income Funds - Retail) | (California Tax-Free Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(Municipal Income Funds - Retail) | (California Tax-Free Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Municipal Income Funds - Retail) | (Colorado Tax-Free Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[2]
(Municipal Income Funds - Retail) | (Colorado Tax-Free Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(Municipal Income Funds - Retail) | (Colorado Tax-Free Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Municipal Income Funds - Retail) | (Intermediate Tax/AMT-Free Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[3]
(Municipal Income Funds - Retail) | (Intermediate Tax/AMT-Free Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Municipal Income Funds - Retail) | (Minnesota Tax-Free Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[2]
(Municipal Income Funds - Retail) | (Minnesota Tax-Free Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(Municipal Income Funds - Retail) | (Minnesota Tax-Free Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Municipal Income Funds - Retail) | (Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[2]
(Municipal Income Funds - Retail) | (Municipal Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(Municipal Income Funds - Retail) | (Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Municipal Income Funds - Retail) | (North Carolina Tax-Free Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[2]
(Municipal Income Funds - Retail) | (North Carolina Tax-Free Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Municipal Income Funds - Retail) | (Pennsylvania Tax-Free Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[2]
(Municipal Income Funds - Retail) | (Pennsylvania Tax-Free Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(Municipal Income Funds - Retail) | (Pennsylvania Tax-Free Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Municipal Income Funds - Retail) | (Short-Term Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Retail) | (Short-Term Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Municipal Income Funds - Retail) | (Strategic Municipal Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[2]
(Municipal Income Funds - Retail) | (Strategic Municipal Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(Municipal Income Funds - Retail) | (Strategic Municipal Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Municipal Income Funds - Retail) | (Ultra Short-Term Municipal Income Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Municipal Income Funds - Retail) | (Ultra Short-Term Municipal Income Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(Municipal Income Funds - Retail) | (Wisconsin Tax-Free Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[2]
(Municipal Income Funds - Retail) | (Wisconsin Tax-Free Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%

[1]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.
[2]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[3]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.50% if redeemed within 12 months from the date of purchase.